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                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  FORM 13F

                             FORM l3F COVERPAGE

Report for the Calendar Year or Quarter Ended:   6/30/04
                                                 -------

Check here if Amendment [   ]; Amendment Number:  _______

     This Amendment (Check only one.): [   ] is a restatement.
                                       [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Income Research & Management, Inc.
      ----------------------------------
Address: Two International Place
         -------------------------------
         23rd floor
         -------------------------------
         Boston, MA 02110-4106
         -------------------------------

Form l3F File Number: 28-10329
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name: Christina Gaughran
      --------------------------------
Title: Vice President
       -------------------------------
Phone: (617) 330-9333
       -------------------------------



Signature, Place, and Date of Signing:

  Christina Gaughran           Boston, MA              7/15/2004
------------------------      --------------          -----------
      [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[ X ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] l3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:       0
                                   ------------
Form 13F Information Table Entry Total:    60
                                        -------
Form 13F Information Table Value Total: 371,213
                                        -------
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



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
                                                                                                                     COLUMN 8
COLUMN 1                    COLUMN 2           COLUMN 3    COLUMN 4   COLUMN 5              COLUMN 6   COLUMN 7  VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS       CUSIP      MARKET     SHRS OR  SH/  PUT/  INVESTMENT   OTHER   --------------------
                                                           X ($1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
JOHNSON & JOHNSON           SDCV               02261WAB5     12961      16860   PRN    P      SOLE       NONE      0      0    NONE
TIME WARNER                 NOTE 12/0          02364JAC8     56202      88682   PRN    P      SOLE       NONE      0      0    NONE
AMERICAN INTL GROUP         DBCV 11/0          026874AP2     21847      33290   PRN    P      SOLE       NONE      0      0    NONE
AMGEN INC                   NOTE 3/0           031162AE0     13326      18130   PRN    P      SOLE       NONE      0      0    NONE
BERKSHIRE H.                CL A               84670108       623         7      SH           SOLE       NONE      0      0    NONE
BOEING                      COM                97023105       869       17000    SH           SOLE       NONE      0      0    NONE
BRISTOL-MYER                DBCV 9/1           110122AM0     15236      15200   PRN    P      SOLE       NONE      0      0    NONE
CSX CORP                    DBCV 10/3          126408GA5     4391       5275    PRN    P      SOLE       NONE      0      0    NONE
CENDANT                     COM                151313103      509       20800    SH           SOLE       NONE      0      0    NONE
CENDANT CORP                DBCV 3.875% 11/2   151313AN3     4328       4000    PRN    P      SOLE       NONE      0      0    NONE
CITIGROUP                   COM                172967101     1162       25000    SH           SOLE       NONE      0      0    NONE
COMCAST                     CL A               20030N101      140       5000     SH           SOLE       NONE      0      0    NONE
CORNING                     COM                219350105      131       10000    SH           SOLE       NONE      0      0    NONE
DIAMOND OFFSHORE DRILLING   SR DB CV 144A      25271CAD4     1856       2000    PRN    P      SOLE       NONE      0      0    NONE
DIAMOND OFFSHORE DRILLING   SUB DB CONV        25271CAE2     17983      19375   PRN    P      SOLE       NONE      0      0    NONE
WALT DISNEY                 Note 2.125% 4/1    254687AU0     7835       7275    PRN    P      SOLE       NONE      0      0    NONE
DUKE ENERGY                 NOTE 1.75% 5/1     264399EJ1     5806       5750    PRN    P      SOLE       NONE      0      0    NONE
DUPONT PHOTOMASK            Note 7/2           26613XAC5     8310       8415    PRN           SOLE       NONE      0      0    NONE
EOP OPERATING LP            Note 7.250%11/1    268766BR2     4369       4250    PRN           SOLE       NONE      0      0    NONE
ENTERCOM COMM               CL A               293639100      261       7000     SH           SOLE       NONE      0      0    NONE
FORD                        COM                345370860      642       41000    SH           SOLE       NONE      0      0    NONE
GENERAL MILLS               DBCV 10/2          370334AU8     2133       3025    PRN    P      SOLE       NONE      0      0    NONE
GENERAL MOTORS (sh)         DEB SR CONV B      370442733     9227      374710    SH    P      SOLE       NONE      0      0    NONE
HCC INSURANCE               NOTE 1.30% 4/0     404132AB8     15310      14150   PRN    P      SOLE       NONE      0      0    NONE
HORACE MANN EDUCATORS       NOTE 1.75% 5/1     440327AG9      951       2000    PRN    P      SOLE       NONE      0      0    NONE
INTL PAPER                  DBCV 6/2           460146BM4     5650       10250   PRN    P      SOLE       NONE      0      0    NONE
RUSSELL 2000                COM                464287655      318       2700     SH           SOLE       NONE      0      0    NONE
LEGG MASON                  NOTE 6/0           524901AG0     6048       8400    PRN    P      SOLE       NONE      0      0    NONE
LIBERTY MEDIA               COM                530718105      238       26500    SH           SOLE       NONE      0      0    NONE
LOWES COMPANIES             NOTE 2/1           548661CF2     15781      18165   PRN    P      SOLE       NONE      0      0    NONE
MARSH MACLEN                COM                571748102     1702       37500    SH           SOLE       NONE      0      0    NONE
MATTEL                      COM                577081102      167       9152     SH           SOLE       NONE      0      0    NONE
MEDTRONIC INC               CONV DEB 144A      585055AA4     7818       7675    PRN    P      SOLE       NONE      0      0    NONE
MEDTRONIC INC               CONV DEB 144A      585055AB2     16014      15720   PRN    P      SOLE       NONE      0      0    NONE
MERCK                       COM                589331107      727       15300    SH           SOLE       NONE      0      0    NONE
MERRILL LYNCH               LYON ZERO          590188A65     5913       10825   PRN    P      SOLE       NONE      0      0    NONE
MERRILL 2032                FRNT 3/1           590188A73     9462       9400    PRN    R      SOLE       NONE      0      0    NONE
MERRILL-KR                  MTNF 1% 2/1        59018SZ23     4087       4175    PRN           SOLE       NONE      0      0    NONE
MILACRON INC                COM                598709103      44        11000    SH           SOLE       NONE      0      0    NONE
MOTOROLA                    COM                620076109      467       25600    SH           SOLE       NONE      0      0    NONE
NORTHROP                    COM                666807102      687       12800    SH           SOLE       NONE      0      0    NONE
PMI GROUP INC               DBCV 3.875% 11/    69344MAE1     1155       1000    PRN    P      SOLE       NONE      0      0    NONE
PFIZER INC                  COM                717081103      171       5000     SH           SOLE       NONE      0      0    NONE
QWEST COMMUNICATIONS        COM                749121109      230       64000    SH           SOLE       NONE      0      0    NONE
RADIAN                      DBCV 3.875% 11/    750236AF8     8744       8500    PRN    P      SOLE       NONE      0      0    NONE
RAYMOND JAMES               COM                754730109      301       11389    SH           SOLE       NONE      0      0    NONE
RITE AID                    COM                767754104      172       32925    SH           SOLE       NONE      0      0    NONE
SCHLUMBERGER SER B          DBCV 3.875% 11/    806857AD0     1047       1000    PRN    P      SOLE       NONE      0      0    NONE
SOLECTRON                   COM                834182107      100       15500    SH           SOLE       NONE      0      0    NONE
SUN MICROSYSTEMS            COM                866810104      74        17000    SH           SOLE       NONE      0      0    NONE
THERMO ELECTRON CORP        COM                883556102      338       11000    SH           SOLE       NONE      0      0    NONE
TIME WARNER                 COM                887317105      536       30500    SH           SOLE       NONE      0      0    NONE
TRAVELERS (sh)              NT CV JR 2032      89420G307     21661     913200    SH           SOLE       NONE      0      0    NONE
TRI CONTINENTAL             COM                895436103      94        5606     SH           SOLE       NONE      0      0    NONE
TYCO                        COM                902124106      482       14550    SH           SOLE       NONE      0      0    NONE
VERIZON GLOBAL              NOTE 5/1           92344GAN6     19272      31920   PRN    P      SOLE       NONE      0      0    NONE
VERIZON GLOBAL              DB CV ZRO 144A     92344GAP1     2044       3385    PRN    P      SOLE       NONE      0      0    NONE
WACHOVIA CORP               COM                929903102      253       5675     SH           SOLE       NONE      0      0    NONE
WASTE MANAGEMENT            COM                94106L109      613       20000    SH           SOLE       NONE      0      0    NONE
XL CAPITAL                  DBCV 10/2          98372PAB4     32393      51113   PRN    P      SOLE       NONE      0      0    NONE
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